TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Dec. 31, 2019
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 20,184	SFr 21,079
Total assets of SPE	26,731	28,748
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	55,801	54,001
Total assets of SPE	57,228	55,595
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	25,905	27,982
Total assets of SPE	50,594	54,974
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	20,184	21,079
Total assets of SPE	26,731	28,748
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	55,801	54,001
Total assets of SPE	57,228	55,595
Bank | Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	25,905	27,982
Total assets of SPE	SFr 50,594	SFr 54,974